Accounts Receivable, Net - Schedule of Trade Accounts Receivable (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Trade Accounts Receivable [Abstract]
Accounts receivable	¥ 19,102,831	$ 2,731,669	¥ 9,180,956
Allowance for expected credit losses	(662,349)	(94,715)	(806,348)
Total	¥ 18,440,482	$ 2,636,954	¥ 8,374,608